Capital Structure, Financial Risk and Related Items - RSU Activity (Details) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) shares kr / shares	Dec. 31, 2023 DKK (kr) shares kr / shares	Dec. 31, 2022 DKK (kr) shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	39,637	43,175	46,324
Weighted average fair value per RSU granted | kr / shares	kr 1,977.87	kr 2,619.35	kr 2,250.18
Total Fair Value of RSU Granted | kr	kr 963	kr 784	kr 612
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	73	32	13,670
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	39,564	43,143	32,654
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	702,644	548,138	405,991
RSUs granted	486,712	299,211	272,131
Settled	(163,815)	(102,329)	(101,377)
Forfeited	(49,916)	(42,376)	(28,607)
Outstanding at end of period	975,625	702,644	548,138
RSUs | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	10,300	8,819	10,965
RSUs granted	7,097	3,361	4,295
Settled	(3,367)	(1,880)	(3,420)
Transferred			(2,368)
Forfeited			(653)
Outstanding at end of period	14,030	10,300	8,819
RSUs | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	160,973	112,331	89,043
RSUs granted	121,063	75,854	40,453
Settled	(35,320)	(35,773)	(17,165)
Transferred	(19,924)	12,918
Forfeited	(11,667)	(4,357)
Outstanding at end of period	215,125	160,973	112,331
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	521,486	423,142	293,031
RSUs granted	344,068	208,353	221,000
Settled	(112,663)	(54,871)	(67,945)
Transferred	(37,348)	(55,103)	(13,749)
Forfeited	(71)	(35)	(9,195)
Outstanding at end of period	715,472	521,486	423,142
RSUs | Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	9,885	3,846	12,952
RSUs granted	14,484	11,643	6,383
Settled	(12,465)	(9,805)	(12,847)
Transferred	57,272	42,185	16,117
Forfeited	(38,178)	(37,984)	(18,759)
Outstanding at end of period	30,998	9,885	3,846